Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000025443
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Fund
C000117771
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Global Fund
C000025445
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longleaf Partners International Fund
C000025444
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Longleaf Partners Small-Cap Fund
Without Sales Load [Member] | C000117771
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%		6.62%	2.77%	2.43%
Without Sales Load [Member] | C000025445
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.75%)		2.39%	(0.36%)	1.08%
Without Sales Load [Member] | C000025444
Average Annual Return [Line Items]
Average Annual Return, Percent	2.32%		13.73%	4.70%	5.03%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
FTSE Developed Index - Net Tax TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed Index - Net Tax TR (USD) Index
Average Annual Return, Percent	11.32%		19.80%	11.55%	9.00%
FTSE Developed ex North America Index - Net Tax TR (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FTSE Developed ex North America Index - Net Tax TR (USD) Index
Average Annual Return, Percent	4.68%		11.22%	6.38%	4.35%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	1.73%		10.06%	6.94%	7.00%
Russell 3000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent	13.56%		23.13%	14.14%	12.15%